Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of preparation
(a)	Basis of preparation

These general purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board and the Corporations Act 2001. Immuron Limited is a for-profit entity for the purpose of preparing the financial statements.

(i)	Compliance with IFRS

The consolidated financial statements of the Immuron Limited group also comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

(ii)	Historical cost convention

The financial statements have been prepared on a historical cost basis.

(iii)	Significant estimates and judgements

Going concern

The group is in a position to meet future commitments in the current business cycle and pay its debts as and when they fall due. Furthermore, the group is able to progress its research and development programs for at least the next 12 months. The annual report has been prepared on a going concern basis. Accordingly, the annual report does not include adjustments relating to the recoverability and classification of recorded asset amounts, or the amounts and classification of liabilities that might be necessary should the group not continue as a going concern.

COVID-19

Judgement has been exercised in considering the impacts that the Coronavirus (COVID-19) pandemic has had, or may have, on the group based on known information. This consideration extends to the nature of the products and services offered, customers, supply chain, staffing and geographic regions in which the group operates. Sales of Travelan have significantly dropped from March 2020 and as at reporting date it is unknown the prolonged effect that COVID-19 will continue to have on sales.

This note provides a list of the significant accounting policies adopted in the preparation of these consolidated financial statements to the extent they have not already been disclosed in the other notes above. These policies have been consistently applied to all the years presented, unless otherwise stated. The financial statements are for the group consisting of Immuron Limited and its subsidiaries.

(iv) New standards and interpretations not yet adopted

There are no standards that are not yet effective and that would be expected to have a material impact on the Company in the current or future reporting years and on foreseeable future transactions.

(v)	Revision of immaterial error

During the year ended June 2020 the following immaterial error corrections were identified.

Representative warrants

Immuron Limited raised capital in June 2017 and May 2019, representative warrants were included as part of these public offerings. These were not identified and accounted for at the time of these capital raisings.

Management has undertaken an assessment of the impact of this and concluded this to be an immaterial error. This has been corrected in the prior year by restating prior period financial statements presented and the related notes included herein to include the representative warrants.

Reserves as of 30 June 2017 has been revised to increase by A$489,586 for the June 2017 representative warrants (1,220,000 options) with a corresponding decrease in share capital of the same amount. The impact of the 2017 revision has been also reflected in the 30 June 2018 and 30 June 2019 years presented.

Reserves as of 30 June 2019 has been revised to increase by A$110,400 for the May 2019 representative warrants (800,000 options) with a corresponding decrease in share capital of the same amount.

Summary of significant accounting policies

The following is a summary of the material accounting policies adopted by the Company in the preparation of the financial report. The accounting policies have been consistently applied, unless otherwise stated.

Principles of consolidation
(b)	Principles of consolidation

(i) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the group.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

Segment reporting
(c)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. This has been identified as the executive management team consisting of the CEO and COO.

Foreign currency translation
(d)	Foreign currency translation

(i)	Functional and presentation currency

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Australian dollar (“A$” or “$”), which is Immuron Limited’s functional and presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.

Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statement of profit or loss and other comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statement of profit or loss and other comprehensive income on a net basis within other gains/(losses).

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.

(iii)	Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each consolidated balance sheet presented are translated at the closing rate at the date of that consolidated balance sheet;

●	income and expenses for each consolidated statement of profit or loss and consolidated statement of profit or loss and other comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

●	all resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Revenue recognition
(e)	Revenue recognition

(i)	Sale of hyperimmune products

Revenue arises mainly from the sale hyperimmune products. To determine whether to recognize revenue, the group follows the process of identifying the contract with a customer, identifying the performance obligations, determining the transaction price, allocating the transaction price to the performance obligations and recognising revenue when performance obligations are satisfied.

Revenue from the sale of hyperimmune products is recognized when or as the group transfers control of the assets to the customer.

There is no variable consideration or significant cost to obtain the contract. There are no warranties and no refunds. Returns are provided where this is outlined in a customer agreement.

(ii)	Financing components

The group does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the group does not adjust any of the transaction prices for the time value of money.

Government grants
(f)	Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the group will comply with all attached conditions.

Fair value of other grants

The group’s other grant income consists of grants received by the group with relation to COVID-19. Grants are recognized as other income when the group is reasonable assured that it will comply with the conditions attaching to it and the grant will be received. For the year ended 30 June 2020, the group has recognized A$154,904 in assistance packages.

Income tax
(g)	Income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company and its subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

AASB Interpretation 23 Uncertainty over Income Tax Treatments
(h)	AASB Interpretation 23 Uncertainty over Income Tax Treatments

Interpretation 23 requires the assessment of whether the effect of uncertainty over income tax treatments should be included in the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. The Interpretation outlines the requirements to determine whether an entity considers uncertain tax treatments separately, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and how an entity considers changes in facts and circumstances.

The group has adopted Interpretation 23 from 1 July 2019, based on an assessment of whether it is ‘probable’ that a taxation authority will accept an uncertain tax treatment. This assessment takes into account that for certain jurisdictions in which the group operates, a local tax authority may seek to open a group’s books as far back as inception of the group. Where it is probable, the group has determined tax balances consistently with the tax treatment used or planned to be used in its income tax filings. Where the group has determined that it is not probable that the taxation authority will accept an uncertain tax treatment, the most likely amount or the expected value has been used in determining taxable balances (depending on which method is expected to better predict the resolution of the uncertainty). There has been no impact from the adoption of Interpretation 23 in this reporting period.

Leases
(i)	Leases
The accounting policies for the group's leases are explained in note 14(iii)
Impairment of assets
(j)	Impairment of assets

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Cash and cash equivalents
(k)	Cash and cash equivalents

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the consolidated balance sheet.

Trade receivables
(l)	Trade receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortised cost using the effective interest method, less loss allowance. See note 21(b) for a description of the group’s impairment policies.

(i)	Classification as trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and therefore are all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The group holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortised cost using the effective interest method. Details about the group’s impairment policies and the calculation of the loss allowance are provided below.

(ii)	Accrued receivables

These amounts primarily comprise receivables from the Australian Taxation Office in relation to the R&D tax incentive.

(iii)	Fair value of trade and other receivables

Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.

(iv)	Impairment and risk exposure

Information about the impairment of trade receivables and the group’s exposure to credit risk and foreign currency risk can be found in note 21.

Inventories
(m)	Inventories

Raw materials and stores, work in progress and finished goods

Raw materials and stores, work in progress and finished goods are stated at the lower of cost and net realisable value. Cost comprises direct materials, direct labour and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs are assigned to individual items of inventory on the basis of weighted average costs. Costs of purchased inventory are determined after deducting rebates and discounts. Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Investments and other financial assets
(n)	Investments and other financial assets

(i)	Classification

The group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through other comprehensive income or through profit or loss); and

●	those to be measured at amortised cost.

The classification depends on the group’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss and other comprehensive income. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

(ii)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.

(iii)	Measurement

At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

(iv)	Impairment

The group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortised cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, see note 21(b) for further details.

(v)	Income recognition Interest income

Interest income is recognized using the effective interest method. When a receivable is impaired, the group reduces the carrying amount to its recoverable amount, being the estimated future cash flow discounted at the original effective interest rate of the instrument, and continues unwinding the discount as interest income. Interest income on impaired loans is recognized using the original effective interest rate.

Property, plant and equipment
(o)	Property, plant and equipment

Property, plant and equipment is stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

●	Plant and equipment 2 - 5 years

●	Furniture, fittings and equipment 3 - 15 years

●	Right-of-use assets 3 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss.

Intangible assets
(p)	Intangible assets

Research and development

Expenditure on research activities, undertaken with the prospect of obtaining new scientific or technical knowledge and understanding, is recognized in the consolidated statement of profit or loss and other comprehensive income as an expense when it is incurred.

Expenditure on development activities, being the application of research findings or other knowledge to a plan or design for the production of new or substantially improved products or services before the start of commercial production or use, is capitalised if it is probable that the product or service is technically and commercially feasible, will generate probable economic benefits, adequate resources are available to complete development and cost can be measured reliably. Other development expenditure is recognized in the consolidated statement of profit or loss and other comprehensive income as an expense as incurred.

Trade and other payables
(q)	Trade and other payables

These amounts represent liabilities for goods and services provided to the group prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortised cost using the effective interest method.

Employee benefits
(r)	Employee benefits

(i)	Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(ii)	Other long-term employee benefit obligations

In some countries, the group also has liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method.

Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in profit or loss.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

(iii)	Share-based payments

Share-based compensation benefits are provided to employees via the ‘executive share and option plan’ (ESOP). Information relating to these schemes is set out in note 19.

Employee options

The fair value of options granted under the ESOP is recognized as a share-based payment expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted:

-	including any market performance conditions (e.g. the company’s share price);
-	excluding the impact of any service and non-market performance vesting conditions (e.g. profitability, sales growth targets and remaining an employee of the company over a specified time period); and
-	including the impact of any non-vesting conditions (e.g. the requirement for employees to save or holdings shares for a specific period of time).

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

Contributed equity
(s)	Contributed equity

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Loss per share
(t)	Loss per share

(i)	Basic loss per share

Basic loss per share is calculated by dividing:

●	the loss attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares

●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year.

(ii)	Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

●	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Rounding of amounts
(u)	Rounding of amounts

The company is of a kind referred to in ASIC Legislative Instrument 2016/191, relating to the ‘rounding off’ of amounts in the financial statements. Amounts in the financial statements have been rounded off in accordance with the instrument to the nearest dollar.

Goods and services tax (GST)
(v)	Goods and services tax (GST)

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the consolidated balance sheet.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flows.

Critical Accounting Estimates and Judgments

Management evaluates estimates and judgments incorporated into the financial statements based on historical knowledge and best available current information. Estimates assume a reasonable expectation of future events and are based on current trends and economic data, obtained both internally and externally.

Share-based payments

The value attributed to share options and remunerations shares issued is an estimate calculated using an appropriate mathematical formula based on an option pricing model. The choice of models and the resultant option value require assumptions to be made in relation to the likelihood and timing of the conversion of the options to shares and the value of volatility of the price of the underlying shares.

Fair value of options granted

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

Impairment of inventories

The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventory, and in particular, the shelf life of inventories that affects obsolescence. Expected shelf-life is reassessed on a regular basis with reference to stability tests which are conducted by an expert engaged by the Company. A comprehensive stability study was completed in September 2019 and the reported findings support a shelf life of at least 130 months for the colostrum drug substance.

There was a $328,833 (2020: Nil) finished goods impairment and a $430,932 (2020: Nil) raw materials impairment of inventories recognised during year ended 30 June 2021 for inventory obsolescence in the consolidated statement of profit or loss and other comprehensive income.

Inventory split

During the year ended 30 June 2021, management performed an assessment of its raw materials and utilisation within 12 months from reporting date. Management determined no raw materials relating to Colostrum will be consumed within 12 months from reporting date (2020: Nil); the remaining balance of A$1,266,587 (2020: A$1,722,349) was estimated to be consumed beyond 12 months.

Provision for employee benefits

Provision for employee benefits represents amounts accrued for annual leave and long service leave. The current portion for this provision includes the total amount accrued for annual leave entitlements and the amounts accrued for long service leave entitlements that have vested due to employees having completed the required period of service. Refer to note 1(q) for policies on provisions.

R&D tax incentive

The Group’s research and development activities are eligible under an Australian Government tax incentive for eligible expenditure from July 1, 2011. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme.

For the year ended June 30, 2021 the Group has recorded other income of A$306,154 (2020: A$308,225) to recognise income over the year necessary to match the R&D tax incentive on a systematic basis with the costs that they are intended to compensate. Furthermore, the group subsequently received additional A$50,055 in current financial year as part of the R&D claim for financial year ended 30 June 2020.

Fair value measurement hierarchy

The preparation of the financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgments, estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgments, estimates, and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgments and estimates will seldom equal the related actual results. The judgments, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed within the relevant sections where applicable.

The fair value of the convertible notes classified as Level 3 were determined by the use of valuation model. These include discounted cash flow analysis and the use of observable inputs that required significant adjustments based on unobservable inputs.